Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings	$ 1,286.8	$ 3,666.6
Depreciation, amortization and impairment charges	683.6	930.4
Net bond premium (discount) amortization	(34.2)	65.0
Amortization of share-based payment awards	146.1	104.1
Share of profit of associates	(1,014.7)	(402.0)
Net deferred income taxes	(181.6)	339.0
Net (gains) losses on investments	1,733.9	(3,445.1)
Gain on sale and consolidation of insurance subsidiaries	(1,219.7)	(264.0)
Loss on repurchase of borrowings		45.7
Net (purchases) sales of investments classified at FVTPL	(9,640.2)	2,614.4
Changes in operating assets and liabilities	3,820.1	2,986.9
Cash provided by (used in) operating activities	(4,419.9)	6,641.0
Investing activities
Sales of investments in associates	192.9	809.2
Purchases of investments in associates	(363.5)	(175.4)
Net purchases of premises and equipment and intangible assets	(418.9)	(353.9)
Net sales of investment property	84.7	27.0
Purchases of subsidiaries, net of cash acquired	(229.9)	1,259.5
Cash provided by investing activities	384.8	1,838.6
Financing activities
Purchases for treasury	(148.2)	(132.6)
Purchases for cancellation	(199.6)	(1,058.1)
Common share dividends	(249.9)	(272.1)
Preferred share dividends	(45.2)	(44.5)
Subsidiary shares:
Issuances to non-controlling interests, net of issuance costs	167.5	1,603.2
Purchases of non-controlling interests	(1,384.7)	(233.0)
Sales to non-controlling interests		174.8
Dividends paid to non-controlling interests	(261.0)	(175.6)
Cash used in financing activities	(1,294.6)	(1,189.3)
Increase (decrease) in cash and cash equivalents	(5,329.7)	7,290.3
Cash and cash equivalents - beginning of year	11,685.4	4,467.1
Foreign currency translation	(236.1)	(72.0)
Cash and cash equivalents - end of year	6,119.6	11,685.4
Holding company and insurance and reinsurance companies
Investing activities
Proceeds from sale of subsidiaries, net of cash divested	1,109.0	85.4
Financing activities
Proceeds, net of issuance costs	743.4	1,250.0
Repayments	(0.3)	(932.9)
Net repayments on holding company credit facility		(700.0)
Net repayments on other revolving credit facilities	(35.0)	(84.3)
Principal payments on lease liabilities	(68.5)	(64.6)
Non-insurance companies
Investing activities
Proceeds from sale of subsidiaries, net of cash divested	10.5	186.8
Financing activities
Proceeds, net of issuance costs	47.0	499.1
Repayments	(25.3)	(593.9)
Net borrowings (repayments) on revolving credit facilities and short term loans	304.1	(262.0)
Principal payments on lease liabilities	$ (138.9)	$ (162.8)